Revenue	6 Months Ended
Jun. 30, 2025
Revenue [Abstract]
Revenue
8.	Revenue

An analysis of revenue is set out below:

	Six months ended June 30,
	2025	2024
Revenue recognized at point in time
3D and Augment Reality	$—	$999,744
Total solutions	648,658	420,077
Miscellaneous	8,431	11,841

Revenue recognized over time
Consultancy and market research	53,899	—
	$710,988	$1,431,662